Population Health Partners, L.P (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
PHP
Other Commitments [Line Items]
Cash fee payment per month	$ 0.5
Aggregate fee	3.0
Recognized research and development	$ 0.8
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.48
PHP Warrant
Other Commitments [Line Items]
Exercisable common stock	6,824,712
PHP Warrant | November 15, 2029
Other Commitments [Line Items]
Common Stock, Conversion Basis	1,795,977 shares of the Company's common stock underlying the PHP Warrant vests if the Company’s Market Capitalization equals or exceeds $1,137,776,266 by November 15, 2029; and
PHP Warrant | November 15, 2028
Other Commitments [Line Items]
Common Stock, Conversion Basis	3,591,954 shares of the Company's common stock underlying the PHP Warrant vests if the Company’s Market Capitalization (as defined below) equals or exceeds $758,517,511 by November 15, 2028;
PHP Warrant | November 15, 2030
Other Commitments [Line Items]
Common Stock, Conversion Basis	1,436,781 shares of the Company's common stock underlying the PHP Warrant vests if the Company’s Market Capitalization equals or exceeds $1,517,035,022 by November 15, 2030.